Equity Transactions - Issuance (Details) - GasLog Partners LP						9 Months Ended
	Jun. 30, 2019 shares	Apr. 01, 2019 shares	Apr. 26, 2018 shares	Apr. 03, 2018 shares	Jan. 27, 2017 shares	Dec. 31, 2019
Common shares/units
Equity transactions
Number of units issued		49,850	1,858,975	33,998	3,750,000
Marginal percentage interest in distributions						98.00%
Class B Units
Equity transactions
Conversion ratio of class B units into common units	1
General partner units
Equity transactions
Marginal percentage interest in distributions						2.00%
GasLog Ltd. | Common shares/units
Equity transactions
Number of units issued	2,532,911
GasLog Ltd. | Class B Units
Equity transactions
Number of units issued	2,490,000
GasLog Ltd. | Class B-1 Units
Equity transactions
Number of units issued	415,000
GasLog Ltd. | Class B-2 Units
Equity transactions
Number of units issued	415,000
GasLog Ltd. | Class B-3 Units
Equity transactions
Number of units issued	415,000
GasLog Ltd. | Class B-4 Units
Equity transactions
Number of units issued	415,000
GasLog Ltd. | Class B-5 Units
Equity transactions
Number of units issued	415,000
GasLog Ltd. | Class B-6 Units
Equity transactions
Number of units issued	415,000